ACCOUNTS RECEIVABLE RESERVES	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE RESERVES
ACCOUNTS RECEIVABLE RESERVES

3.  ACCOUNTS RECEIVABLE RESERVES

A summary of activity in our accounts receivable reserves for doubtful accounts and sales returns is presented below (in thousands):

	Six Months Ended
	July 2, 2011	July 3, 2010
Balance, beginning of period	$53,076	$48,306
Provision for doubtful accounts and sales returns	13,232	17,388
Acquired through business acquisitions	2,016	—
Write-offs, net of recoveries	(16,052)	(17,468)
Balance, end of period	$52,272	$48,226

6.                                     ACCOUNTS RECEIVABLE RESERVES

A summary of activity in our accounts receivable reserves for doubtful accounts and sales returns is presented below (in thousands):

	Year Ended December 31,
	2010	2009	2008

Balance, beginning of year	$48,306	$36,521	$32,417
Provision for doubtful accounts and sales returns	33,077	34,904	26,277
Write-offs, net of recoveries	(28,307)	(23,119)	(22,173)
Balance, end of year	$53,076	$48,306	$36,521